Other Payables - Schedule of Other Payables (Details) € in Thousands, $ in Thousands		Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	[2]	Dec. 31, 2024 EUR (€)
Schedule of Other Payables [Abstract]
Employees and payroll accruals		€ 484			€ 389
Provision for Legal Claims	[1]	2,218			515
Government authorities		85			642
Deferred revenues		223			902
Accrued expenses connected to Manara PSP		2,997			2,984
Accrued interest on Debentures		3,244			2,070
Other accrued expenses		1,862			2,864
Income tax payables		919			530
Total		€ 12,032	$ 14,113		€ 10,896

[1]	Includes a provision in connection with a demand received by a third party for payment of consultancy fees. The Company plans on contesting the claim and does not currently estimate that the related expenses will be higher than the amount of the provision.
[2]	Convenience translation into US$ (exchange rate as at June 30, 2025: EUR 1 = US$ 1.173)